AGEFT STKR5 0197

                              PROSPECTUS SUPPLEMENT
                              DATED JANUARY 1, 1997

The following paragraph supplements the sales charge table in the section entitled "How Do I Buy Shares?" of the prospectuses for the Franklin Templeton Funds listed below.

Through April 15, 1997, Distributors will reallow the entire front-end sales charge to A.G. Edwards & Sons, Inc. on all Class I shares purchased by A.G. Edwards clients for their Franklin Templeton IRA accounts or A.G. Edwards IRA accounts. Distributors or one of its affiliates will pay A.G. Edwards an additional 0.50% for any such purchase over $20,000.

Templeton Growth Fund, Inc.
Templeton World Fund
Templeton Foreign Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Global Real Estate Fund
Templeton Global Bond Fund
each dated January 1, 1997

Templeton Global  Opportunities Trust
dated May 1, 1996, as amended September 1, 1996

Templeton Developing Markets Trust
Templeton American Trust, Inc.
dated May 1, 1996, as amended November 1, 1996

Templeton Global Infrastructure Fund
Templeton Americas Government Securities Fund
Franklin Templeton Japan Fund
dated August 1, 1996

Templeton Growth and Income Fund
Templeton Region Funds
dated August 1, 1996

Franklin Gold Fund
dated December 1, 1996

Franklin Asset Allocation Fund
dated May 1, 1996 as amended August 1, 1996

Franklin's AGE High Income Fund
dated October 1, 1996

FRANKLIN CUSTODIAN FUNDS, INC.
 Growth Series
 Utilities Series
 DynaTech Series
 Income Series
 U.S. Government Securities Series
 (and the separate prospectuses for)
 Income Series
 U.S. Government Securities Series
(each dated February 1, 1996 as amended September 16, 1996)

Franklin Global Government Income Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
(each dated March 1, 1996 as amended December 1, 1996)

Franklin Short-Intermediate U.S. Government Securities Fund
Franklin Adjustable U.S. Government Securities Fund
Franklin Adjustable Rate Securities Fund
(each dated March 1, 1996 as amended December 16, 1996)

Franklin Rising Dividends Fund
dated February 1, 1996 as amended November 25, 1996

Franklin Investment Grade Income Fund
Franklin Strategic Mortgage Portfolio
(each dated February 1, 1996)

Franklin MicroCap Value Fund
dated December 12, 1995 as amended December 1, 1996

Templeton Pacific Growth Fund
Templeton Foreign Smaller Companies Fund
(each dated January 1, 1997)

Franklin Real Estate Securities Fund
Franklin Strategic Income Fund
Franklin MidCap Growth Fund
Franklin Global Utilities Fund
Franklin Small Cap Growth Fund
Franklin Global Health Care Fund
Franklin Natural Resources Fund
Franklin California Growth Fund
(each dated September 1, 1996)

Franklin Templeton German Government Bond Fund
FRANKLIN TEMPLETON INTERNATIONAL CURRENCY FUNDS
 Franklin Templeton Global Currency Fund
 Franklin Templeton Hard Currency Fund
 Franklin Templeton High Income Currency Fund
(each dated March 1, 1996 as amended October 1, 1996)

Franklin Value Fund
dated March 11, 1996 as amended December 1, 1996

Franklin Blue Chip Fund
dated June 3, 1996 as amended January 1, 1997

Franklin Equity Fund
FRANKLIN MUTUAL SERIES FUND INC.
 Mutual Shares Fund
 Mutual Qualified Fund
 Mutual Beacon Fund
 Mutual Discovery Fund
 Mutual European Fund
(each dated November 1, 1996)

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
 Franklin Templeton Conservative Target Fund
 Franklin Templeton Moderate Target Fund
 Franklin Templeton Growth Target Fund
dated December 31, 1996